Stock-Based Compensation - Schedule of Assumptions Used in Black-Scholes Option-Pricing Method (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected stock-price volatility, minimum	69.00%	48.89%	46.33%	46.47%	46.47%	53.08%
Expected stock-price volatility, maximum	69.38%	50.22%	69.38%	53.11%	53.11%	54.08%
Risk-free interest rate, minimum	1.47%	2.78%	1.47%	2.46%	2.46%	1.89%
Risk-free interest rate, maximum	1.54%	3.07%	2.60%	3.07%	3.07%	2.58%
Expected average term of options						10 years
Stock price	$ 1.04
Minimum [Member]
Expected average term of options	5 years	7 years	5 years	5 years	5 years
Stock price		$ 1.85	$ 0.60	$ 1.85	$ 1.85	$ 0.30
Maximum [Member]
Expected average term of options	7 years	10 years	7 years	10 years	10 years
Stock price		$ 2.22	$ 1.04	$ 3.40	$ 3.40	$ 3.48